Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 2,869,711	$ 2,273,242
Accumulated amortization	(1,759,904)	(1,022,062)
Intangible assets, net of accumulated amortization	1,109,807	1,251,180
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	77,594	73,494
Application development [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 2,792,117	$ 2,199,748